401(k) Plan	12 Months Ended
Sep. 30, 2019
Retirement Benefits [Abstract]
401(k) Plan	401(k) PLAN

The Company maintains a 401(k) Plan (the "Plan") for the benefit of its employees. Company contributions are made annually as approved by the Board of Directors. Such amounts are not in excess of amounts permitted by the Employee Retirement Income Security Act of 1974.

Plan participants may make voluntary after-tax contributions of their considered earnings as defined by the Plan. In addition, participants may make pre-tax contributions up to the statutory limits through the 401(k) provisions of the Plan. The annual addition from contributions to an individual participant's account in this Plan cannot exceed the lesser of 100% of base salary or $55,000.

Prior to January 1, 2018, new employees were eligible to participate in the Plan upon completion of one year of service. A “year of service” was defined as a 12-month period in which the eligible employee worked at least 1,000 hours of service and the first eligibility service period started on the first day of employment. Effective January 1, 2018, new employees become eligible to participate in the Plan and make employee contributions after completing one month of service.

The Plan provides for a guaranteed safe harbor matching contribution equal to 100% of the first 4% of compensation that employees contribute to their account and this amount is immediately vested. The safe harbor match is not subject to the six year vesting schedule of the profit sharing contribution. This provides plan participants more investment flexibility. The Company anticipates that all eligible employees, regardless of personal plan participation, will continue to receive an annual discretionary profit sharing contribution from the Company, now capped at 7% of eligible compensation with this change.

Effective February 1, 2019, the Plan's third-party administrator was transitioned from The Newport Group to Fidelity Investments. This transition resulted in a change in plan name from Washington Federal 401(k) and Employee Stock Ownership Plan and Trust to Washington Federal 401(k) Plan. As part of this transition, the Plan now provides participants a Roth deferral option and in-plan conversion of participant's existing Roth accounts and eliminates the Plan's ESOP component.

Company contributions to the Plan amounted to $6,920,000, $5,910,000 and $6,433,000 for the years ended 2019, 2018 and 2017, respectively.